Segmented and geographic information - Detailed Report of Segments and Geographic Areas (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of operating segments [line items]
Net interest income	$ 13,695	$ 12,825
Non-interest income	11,911	10,507
Total revenue	25,606	23,332	[1]
Provision for (reversal of) credit losses	2,001	2,010	[1]
Amortization and impairment	1,170	1,143
Other non-interest expenses	13,269	13,206
Income (loss) before income taxes	9,166	6,973	[1]
Income taxes	2,012	1,934	[1]
Net income (loss)	7,154	5,039	[1]
Non-controlling interests	39	38	[1]
Equity shareholders	7,115	5,001	[1]
Average assets	1,005,133	948,121
Canada [member]
Disclosure of operating segments [line items]
Net interest income	9,095	8,929
Non-interest income	8,249	7,476
Total revenue	17,344	16,405
Provision for (reversal of) credit losses	1,375	1,146
Amortization and impairment	956	890
Other non-interest expenses	10,108	10,411
Income (loss) before income taxes	4,905	3,958
Income taxes	1,284	1,361
Net income (loss)	3,621	2,597
Equity shareholders	3,621	2,597
Average assets	750,500	715,540
United States [member]
Disclosure of operating segments [line items]
Net interest income	2,569	2,287
Non-interest income	2,265	1,877
Total revenue	4,834	4,164
Provision for (reversal of) credit losses	623	853
Amortization and impairment	130	144
Other non-interest expenses	2,259	1,920
Income (loss) before income taxes	1,822	1,247
Income taxes	422	328
Net income (loss)	1,400	919
Equity shareholders	1,400	919
Average assets	177,688	163,478
Caribbean [member]
Disclosure of operating segments [line items]
Net interest income	1,865	1,475
Non-interest income	626	582
Total revenue	2,491	2,057
Provision for (reversal of) credit losses	1	12
Amortization and impairment	64	89
Other non-interest expenses	607	622
Income (loss) before income taxes	1,819	1,334
Income taxes	125	125
Net income (loss)	1,694	1,209
Non-controlling interests	39	38
Equity shareholders	1,655	1,171
Average assets	52,862	45,782
Other countries [member]
Disclosure of operating segments [line items]
Net interest income	166	134
Non-interest income	771	572
Total revenue	937	706
Provision for (reversal of) credit losses	2	(1)
Amortization and impairment	20	20
Other non-interest expenses	295	253
Income (loss) before income taxes	620	434
Income taxes	181	120
Net income (loss)	439	314
Equity shareholders	439	314
Average assets	24,083	23,321
Canadian Personal and Business Banking [member]
Disclosure of operating segments [line items]
Net interest income	7,906	7,247
Non-interest income	2,335	2,169
Total revenue	10,241	9,416
Provision for (reversal of) credit losses	1,203	986
Amortization and impairment	229	237
Other non-interest expenses	5,131	4,937
Income (loss) before income taxes	3,678	3,256
Income taxes	1,008	892
Net income (loss)	2,670	2,364
Equity shareholders	2,670	2,364
Average assets	324,458	319,787
Canadian Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	2,056	1,812
Non-interest income	3,674	3,591
Total revenue	5,730	5,403
Provision for (reversal of) credit losses	122	143
Amortization and impairment	2	2
Other non-interest expenses	2,939	2,689
Income (loss) before income taxes	2,667	2,569
Income taxes	729	691
Net income (loss)	1,938	1,878
Equity shareholders	1,938	1,878
Average assets	94,474	91,630
U.S. Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	1,906	1,889
Non-interest income	899	803
Total revenue	2,805	2,692
Provision for (reversal of) credit losses	560	850
Amortization and impairment	98	115
Other non-interest expenses	1,603	1,351
Income (loss) before income taxes	544	376
Income taxes	43	(3)
Net income (loss)	501	379
Equity shareholders	501	379
Average assets	60,820	60,637
Capital Markets and Direct Financial Services [Member]
Disclosure of operating segments [line items]
Net interest income	1,165	1,942
Non-interest income	4,639	3,546
Total revenue	5,804	5,488
Provision for (reversal of) credit losses	115	19
Amortization and impairment	9	7
Other non-interest expenses	2,958	2,714
Income (loss) before income taxes	2,722	2,748
Income taxes	734	762
Net income (loss)	1,988	1,986
Equity shareholders	1,988	1,986
Average assets	325,711	287,564
Corporate and Other [member]
Disclosure of operating segments [line items]
Net interest income	662	(65)
Non-interest income	364	398
Total revenue	1,026	333
Provision for (reversal of) credit losses	1	12
Amortization and impairment	832	782
Other non-interest expenses	638	1,515
Income (loss) before income taxes	(445)	(1,976)
Income taxes	(502)	(408)
Net income (loss)	57	(1,568)
Non-controlling interests	39	38
Equity shareholders	18	(1,606)
Average assets	$ 199,670	$ 188,503

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.